Eaton Vance

High Income 2021 Target Term Trust

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 105.3%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.9%
Bombardier, Inc., 8.75%, 12/1/21(1)	$2,250	$1,838,891

		$1,838,891

Air Transportation — 0.3%
Air Canada, 7.75%, 4/15/21(1)	$660	$662,393

		$662,393

Automotive & Auto Parts — 9.9%
Ford Motor Credit Co., LLC, 1.227%, (3 mo. USD LIBOR + 0.93%), 9/24/20(2)	$797	$790,643
Ford Motor Credit Co., LLC, 2.191%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	3,497	3,319,069
Ford Motor Credit Co., LLC, 3.20%, 1/15/21	220	217,250
Ford Motor Credit Co., LLC, 3.336%, 3/18/21	2,036	2,021,412
Ford Motor Credit Co., LLC, 3.47%, 4/5/21	909	893,092
Ford Motor Credit Co., LLC, 3.813%, 10/12/21	3,000	2,970,150
Ford Motor Credit Co., LLC, 3.937%, (3 mo. USD LIBOR + 2.55%), 1/7/21(2)	381	375,343
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	2,137	2,162,046
General Motors Financial Co., Inc., 1.041%, (3 mo. USD LIBOR + 0.54%), 11/6/20(2)	7,900	7,868,994

		$20,617,999

Banking & Thrifts — 6.7%
Ally Financial, Inc., 4.25%, 4/15/21	$4,000	$4,072,890
CIT Group, Inc., 4.125%, 3/9/21	10,000	10,039,950

		$14,112,840

Broadcasting — 2.7%
Netflix, Inc., 5.375%, 2/1/21	$5,500	$5,639,205

		$5,639,205

Cable & Satellite TV — 6.9%
CSC Holdings, LLC, 6.75%, 11/15/21	$10,925	$11,498,836
DISH DBS Corp., 6.75%, 6/1/21	2,845	2,903,038

		$14,401,874

Capital Goods — 1.8%
Anixter, Inc., 5.125%, 10/1/21	$3,500	$3,685,850

		$3,685,850

Chemicals — 1.3%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$2,500	$2,633,750

		$2,633,750

Containers — 2.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.719%, (3 mo. USD LIBOR + 3.50%), 7/15/21(1)(2)	$5,550	$5,523,998

		$5,523,998

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 13.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$4,000	$4,025,384
DAE Funding, LLC, 4.00%, 8/1/20(1)	2,000	1,992,220
DAE Funding, LLC, 5.25%, 11/15/21(1)	4,000	3,940,000
Navient Corp., 6.625%, 7/26/21	7,000	6,879,670
Park Aerospace Holdings, Ltd., 3.625%, 3/15/21(1)	5,500	5,429,294
Springleaf Finance Corp., 7.75%, 10/1/21	5,000	5,213,625

		$27,480,193

Diversified Media — 1.6%
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	$3,312	$3,323,642

		$3,323,642

Energy — 13.1%
Antero Resources Corp., 5.375%, 11/1/21	$1,450	$1,346,064
Apache Corp., 3.625%, 2/1/21	4,000	3,960,749
EQT Corp., 4.875%, 11/15/21	3,000	2,948,475
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	3,185	1,942,850
Ovintiv, Inc., 3.90%, 11/15/21	3,000	2,993,247
Precision Drilling Corp., 6.50%, 12/15/21	2,732	2,550,906
Tervita Corp., 7.625%, 12/1/21(1)	3,932	3,097,688
Transocean, Inc., 8.375%, 12/15/21	4,000	2,840,000
Western Midstream Operating, L.P., 5.375%, 6/1/21	2,000	2,005,000
Williams Cos., Inc. (The), 7.875%, 9/1/21	2,000	2,150,841
Williams Partners, L.P., 4.00%, 11/15/21	1,500	1,549,663

		$27,385,483

Food & Drug Retail — 2.5%
Safeway, Inc., 3.95%, 8/15/20	$344	$342,232
Safeway, Inc., 4.75%, 12/1/21	4,782	4,847,154

		$5,189,386

Gaming — 1.3%
Studio City Co., Ltd., 7.25%, 11/30/21(1)	$2,750	$2,776,991

		$2,776,991

Healthcare — 3.3%
Acadia Healthcare Co., Inc., 6.125%, 3/15/21	$2,147	$2,149,147
Elanco Animal Health, Inc., 4.662%, 8/27/21	200	204,875
Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21	1,070	1,065,736
Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/21	3,500	3,504,288

		$6,924,046

Homebuilders & Real Estate — 9.0%
KB Home, 7.00%, 12/15/21	$6,000	$6,295,050
Lennar Corp., 4.75%, 4/1/21	6,000	6,086,130
Starwood Property Trust, Inc., 3.625%, 2/1/21	6,588	6,496,592

		$18,877,772

Hotels — 2.2%
Marriott International, Inc., 0.968%, (3 mo. USD LIBOR + 0.65%), 3/8/21(2)	$3,000	$2,971,474
Marriott International, Inc., 3.125%, 10/15/21	1,600	1,603,878

		$4,575,352

Security	Principal Amount (000’s omitted)	Value
Leisure — 1.9%
Carnival Corp., 3.95%, 10/15/20	$4,000	$3,954,443

		$3,954,443

Restaurant — 1.3%
Yum! Brands, Inc., 3.75%, 11/1/21	$2,750	$2,780,594

		$2,780,594

Services — 3.0%
ADT Corp. (The), 6.25%, 10/15/21	$6,000	$6,193,650

		$6,193,650

Super Retail — 2.6%
Macy’s Retail Holdings, Inc., 3.45%, 1/15/21	$2,500	$2,375,000
Penske Automotive Group, Inc., 3.75%, 8/15/20	3,000	3,009,930

		$5,384,930

Technology — 4.4%
CommScope, Inc., 5.00%, 6/15/21(1)	$462	$462,000
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	2,500	2,569,877
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	3,638	3,644,785
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	2,500	2,575,165

		$9,251,827

Telecommunications — 12.9%
CenturyLink, Inc., 6.45%, 6/15/21	$6,500	$6,667,863
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 13.00%, (6.00% cash and 7.00% PIK), 12/31/25(1)	838	710,210
Hughes Satellite Systems Corp., 7.625%, 6/15/21	6,500	6,709,787
Sprint Communications, Inc., 11.50%, 11/15/21	2,000	2,219,550
Sprint Corp., 7.25%, 9/15/21	10,175	10,678,713

		$26,986,123

Total Corporate Bonds & Notes (identified cost $222,481,094)		$220,201,232

Senior Floating-Rate Loans — 1.2%(3)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Gaming — 1.2%
CCM Merger, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing August 8, 2021	$2,043	$1,998,777
GLP Financing, LLC
Term Loan, 1.68%, (1 mo. USD LIBOR + 1.50%), Maturing April 28, 2021	544	541,521

Total Senior Floating-Rate Loans (identified cost $2,568,652)		$2,540,298

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.35%(4)	1,225,657	$1,225,657

Total Short-Term Investments (identified cost $1,225,657)		$1,225,657

Total Investments — 107.1% (identified cost $226,275,403)		$223,967,187

Other Assets, Less Liabilities — (7.1)%		$(14,831,163)

Net Assets — 100.0%		$209,136,024

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $43,123,754 or 20.6% of the Trust’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.

(3)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at June 30, 2020.

At June 30, 2020, the value of the Trust’s investment in affiliated funds was $1,225,657, which represents 0.6% of the Trust’s net assets. Transactions in affiliated funds by the Trust for the fiscal year to date ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,952,215	$33,947,402	$(35,674,282)	$(564)	$886	$1,225,657	$579	1,225,657

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$220,201,232	$—	$220,201,232
Senior Floating-Rate Loans	—	2,540,298	—	2,540,298
Short-Term Investments	—	1,225,657	—	1,225,657
Total Investments	$—	$223,967,187	$—	$223,967,187

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.